Personnel expenses (Details 2)	12 Months Ended
Dec. 31, 2013 [1]
Sop 2013 [Abstract]
Total Shareholder Return (TSR) rank	% of Exercisable Shares
1st	100.00%
2nd	75.00%
3th	50.00%

[1]	The percentage of shares determined at the position of TSR is subject to a penalty according to the implementation of the RoRWA.